UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8791

StockCar Stocks Mutual Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Address of Principal Executive Offices) (Zip Code)

Mr. David W. Dube

c/o Peak Wealth Opportunites, LLC

Sugar Creek Professional Center

10225 Ulmerton Road, Suite 3D

Largo, Florida 33771

 (Name and Address of Agent for Service)

With copy to:

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, New Jersey 08012

Registrant’s Telephone Number, including Area Code:   1-800-494-2755

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	StockCar Stocks Index Fund
	Schedule of Investments
	June 30, 2009 (Unaudited)

Shares		Value

COMMON STOCK - 92.34%

Amusement And Recreation Services - 6.84%
40,565	Dover Motorsports, Inc.	$ 57,602
2,175	International Speedway Corp. - Class A	55,724
5,800	RC2 Corp. *	76,734
3,200	Speedway Motorsports, Inc.	44,032
		234,092
Auto Parts Retailers - 3.85%
3,463	O'Reilly Automotive, Inc. *	131,871

Banks - 1.45%
3,750	Bank Of America Corp.	49,500

Beverages - 1.66%
1,318	Brown Forman Corp. - Class B	56,648

Building Materials, Hardware And Garden Supply - 3.75%
2,725	Home Depot, Inc.	64,392
3,300	Lowes Co., Inc.	64,053
		128,445
Business Services - 2.11%
2,425	Aaron's, Inc.	72,314

Chemicals And Allied Products - 1.98%
2,650	Dupont E I De Nemours & Co.	67,893

Communications - 3.91%
16,000	Sprint Nextel Corp.	76,960
1,850	Verizon Communications, Inc.	56,851
		133,811
Crude Petroleum & Natural Gas - 1.82%
1,225	Royal Dutch Shell Plc.	62,304

Electronic & Other Electrical Equipment, except Computers - 7.08%
22,000	Infineon Technologies AG - (Germany) ADR	78,540
50,000	Sirius XM Radio, Inc. *	21,500
2,950	Sony Corp.	76,287
3,100	Texas Instruments, Inc.	66,030
		242,357
Food And Related Products - 12.30%
1,475	Coca-Cola Co.	70,785
1,175	Diageo Plc. - (United Kingdom) ADR	67,269
1,025	General Mills, Inc.	57,420
2,050	Kellogg Co.	95,469
1,300	Molson Coors Brewing Co. - Class B	55,029
1,360	Pepsico, Inc.	74,746
		420,718
General Merchandise Stores - 4.17%
15,500	Office Depot, Inc. *	70,680
1,825	Target Corp.	72,032
		142,712
Heating Equipment, Except Electic & Warm Air & Plumbing - 1.62%
1,600	Fortune Brands, Inc.	55,584

Industrial & Commercial Machines - 2.79%
1,600	The Black & Decker Corp.	45,856
1,500	Caterpillar, Inc.	49,560
		95,416
Insurance - 1.77%
1,950	Aflac, Inc.	60,626

Motor Freight Transportation And Warehousing - 3.19%
725	Fedex Corp.	40,324
1,375	United Parcel Service, Inc. - Class B	68,736
		109,060
Motor Vehicles & Passenger Car Bodies - 2.10%
950	Toyota Motor Corp. - (Japan) ADR	71,753

Petroleum Refining And Related Industries - 5.24%
1,350	Exxon Mobil Corp.	94,378
1,700	Marathon Oil Corp.	51,221
1,450	Sunoco, Inc.	33,640
		179,239
Pharmaceutical Preparations - 1.73%
1,675	Glaxosmithkline Plc - (United Kingdom) ADR	59,195

Printing, Publishing And Allied Industries - 1.64%
5,300	News Corp. - Class B	56,021

Property & Casualty Insurance - 1.37%
1,925	Allstate Corp.	46,970

Rubber And Miscellaneous Products - 4.57%
8,000	Goodyear Tire & Rubber Co. *	90,080
6,350	Newell Rubbermaid, Inc.	66,103
		156,183
Services - Miscellaneous Amusement & Recreation - 2.05%
3,000	Walt Disney Co.	69,990

Surgery & Medical Instruments -2.33%
1,325	3M Co.	79,632

Transportation Equipment - 6.25%
26,125	Ford Motor Co. *	158,578
1,650	Genuine Parts Co.	55,374
		213,952
Wholesale Trade - Non-Durable - 4.77%
5,800	Ashland, Inc.	162,690

TOTAL FOR COMMON STOCK (Cost $4,060,919) - 92.34%		$ 3,158,976

UNIT INVESTMENT TRUSTS - 4.17%
1,150	Standard & Poors Depository Receipts	142,523

TOTAL FOR UNIT INVESTMENT TRUSTS (Cost $124,294) - 4.17%		$ 142,523

SHORT TERM INVESTMENTS - 2.70%
92,367	First American Prime Obligation Fund Class Y 0.15% ** (Cost $92,367)	92,367

TOTAL INVESTMENTS (Cost $4,277,580) - 99.20%		$ 3,393,866

OTHER ASSETS LESS LIABILITIES - 0.80%		27,236

NET ASSETS - 100.00%		$ 3,421,102

* Non-income producing securities during the period
ADR - American Depositary Receipts
** Variable rate security; the coupon rate shown represents the yield at June 30, 2009.

NOTES TO FINANCIAL STATEMENTS
Stock Car Stocks Index Fund
1. SECURITY TRANSACTIONS

At June 30, 2009, the net unrealized depreciation on investments, based on total cost for federal income tax purposes of $4,277,580, amounted to $883,714, which consisted of aggregate gross unrealized appreciation of $476,564 and aggregate gross unrealized depreciation of $1,360,277.

2. NEW ACCOUNTING PRONOUNCEMENTS

The  Fund  adopted Statement of Financial Accounting Standards  No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In  accordance with  FAS 157,  fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability  in  an orderly transaction between market participants on a specific measurement date.  FAS 157 also establishes a framework for measuring fair value utilizing a three-level hierarchy  for fair value measurements based upon the transparency  of  inputs  to  the valuation of an asset or a liability.  Inputs may be observable or unobservable  and refer broadly to the assumptions that market participants  would  use  in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability  based on market data obtained from sources independent of the Fund.  Unobservable inputs reflect the Fund's own determinations about the assumptions that market participants would use in pricing the asset or liability, developed based upon the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant  to  the  overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The  inputs  or methodologies used for valuing securities are not necessarily an indication of  the risk associated with investing in those securities. Money market securities are valued using amortized cost in accordance with rules under  the  Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security.

The following table summarizes the valuation of the Fund's investments by the fair value three- tier hierarchy levels at June 30, 2009:

		INVESTMENT	OTHER
		IN	FINANCIAL
		SECURITIES	INSTRUMENTS*
======================================================================================================
Level 1 - Quoted prices		$ 3,393,866	$ -
Level 2 - Other significant observable inputs		-	-
Level 3 - Significant unobservable inputs		-	-
Total		$ 3,393,866	$ -

*Other  financial  instruments, if owned, are derivative instruments,  not reflected in the Portfolio  of Investments, such as futures forwards and swap contracts, which  are valued at the unrealized appreciation/depreciation on the instrument.

 ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

StockCar Stocks Mutual Fund, Inc.

By /s/ David W. Dube

David W. Dube.

President

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ David W. Dube

David W. Dube.

President

Date August 28, 2009